Operating leases	12 Months Ended
Dec. 31, 2022
Operating Leases Disclosure [Abstract]
Operating leases

Note 14 – Operating leases

The Company entered into operating lease agreements for factory buildings, office spaces and employee dormitories including lease agreements with its related party, with various initial term expiration dates through 2030 and various renewal and termination options. None of the amounts disclosed below for these leases contains variable payments, residual value guarantees or options that were recognized as part of the right-of-use assets and lease liabilities. As the Company’s leases did not provide an implicit discount rate, the Company used an incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments.

As of December 31, 2022 and 2021, the Company recognized operating lease liabilities, including current and noncurrent, in the amount of $7,257,144 and $3,448,226, respectively, and the corresponding operating lease right-of-use assets of $5,862,748 and $3,269,022, respectively.

Also see Note 18 for related party operating lease commitments.

The following components of lease cost are included in the Company’s consolidated statements of operations and comprehensive income (loss):

	For the year ended December 31,	For the year ended December 31,	For the year ended December 31,
	2022	2021	2020
Operating lease cost	$1,948,051	$1,177,689	$704,264
Short-term lease cost	35,710	117,118	29,007
Total lease cost	$1,983,761	$1,294,807	$733,271

Supplemental cash flow information related to operating leases was as follows:

	For the year ended	For the year ended	For the year ended
	December 31,	December 31,	December 31,
	2022	2021	2020
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	$1,559,148	$1,414,151	$690,626
Supplemental lease cash flow disclosure
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$5,394,251	$3,387,501	$192,395

Supplemental balance sheet information related to operating leases was as follows:

	As of	As of
	December 31,	December 31,
	2022	2021
Operating lease right-of-use assets	$5,343,608	$2,132,247
Operating lease right-of-use assets – related parties	519,140	1,136,775
Total operating lease right-of-use assets	$5,862,748	$3,269,022

Operating lease liabilities, current	$1,217,604	$851,936
Operating lease liabilities – related parties, current	283,567	595,424
Operating lease liabilities, non-current	5,755,973	1,712,303
Operating lease liabilities – related party, non-current	-	288,563
Total operating lease liabilities	$7,257,144	$3,448,226

Weighted average remaining lease term of operating leases	6.34 Years	3.09 Years
Weighted average discount rate of operating leases	6.5250%	6.5250%

The Company’s maturity analysis of operating lease liabilities as of December 31, 2022 is as follows:

Operating
Leases
2023	$1,888,515
2024	1,403,677
2025	1,252,710
2026	854,862
2027	886,919
Thereafter	2,610,829
Total lease payment	8,897,512
Less: imputed interest	(1,640,368)
Present value of operating lease liabilities	7,257,144
Less: current obligation	(1,501,171)
Long-term obligation at December 31, 2022	$5,755,973